Document and Entity Information	Apr. 21, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001843091
Document Type	8-K
Document Period End Date	Apr. 21, 2023
Entity Registrant Name	VALOR LATITUDE ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40322
Entity Tax Identification Number	98-1578908
Entity Address, Address Line One	PO Box 309
Entity Address, City or Town	Ugland House
Entity Address, Region	Grand Cayman
Entity Address, Postal Zip Code	KY1-1104
Entity Address, Country	KY
City Area Code	973
Local Phone Number	290-2331
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	VLAT
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	VLATW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	VLATU
Security Exchange Name	NASDAQ